Stock-Based Compensation (Details) - Schedule of Exercise Prices and Exercise Periods, Giving Retroactive Effect of Combination	6 Months Ended		12 Months Ended
	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 ¥ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 ¥ / shares shares	Mar. 31, 2022 ¥ / shares shares
Schedule of Exercise Prices and Exercise Periods of the Share Options Outstanding [Abstract]
Number of share options, At the opening	3,253,565	3,253,565	3,253,565	3,253,565	3,253,565
Average exercise price per share option, At the opening | (per share)	$ 29.3156	¥ 32.402		¥ 29.3156	¥ 29.3156
Number of share options, Granted during the period
Average exercise price per share option, Granted during the period | (per share)
Number of share options, Forfeited during the period
Average exercise price per share option, Forfeited during the period | (per share)
Number of share options, Exercised during the period
Average exercise price per share option, Exercised during the period | (per share)
Number of share options, Expired during the period
Average exercise price per share option, Expired during the period | (per share)
Number of share options, At the ending	3,253,565	3,253,565	3,253,565	3,253,565	3,253,565
Average exercise price per share option, At the ending | (per share)			$ 29.3156	¥ 32.402	¥ 29.3156